Events after the reporting period (Details) Miners in Thousands									1 Months Ended	6 Months Ended	7 Months Ended		12 Months Ended
	Mar. 20, 2025 miner	Jan. 22, 2025 USD ($)	Jan. 21, 2025 USD ($) shares	Jan. 02, 2025 USD ($)	Dec. 06, 2024 USD ($)	Sep. 16, 2024 USD ($) gpu	Sep. 01, 2024 USD ($) miner	Aug. 16, 2024 USD ($) Miners	Jan. 31, 2025 USD ($) miner	Dec. 31, 2024 USD ($)	Jan. 20, 2025 USD ($) shares	Jan. 19, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Mar. 17, 2025 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Impairment loss recognised in profit or loss, property, plant and equipment														$ 91,608,000
Purchase of mining assets													$ 338,054,000	0	$ 210,593,000
Mining Hardware
Disclosure of non-adjusting events after reporting period [line items]
Impairment loss recognised in profit or loss, property, plant and equipment														$ 90,524,000
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners							$ 10,696,000
Graphic Processing Units Purchased | gpu						1,080
Purchase of mining assets						$ 43,000,000
Initial convertible notes issuance					$ 440,000,000
Annual interest rate on convertible notes					3.25%
Net proceeds of convertible notes					$ 311,600,000
Convertible notes - Capped call transaction costs					44,352,000
Convertible notes - Prepaid forward contract costs					$ 73,717,000
Number or miners S21 T21 swap		9,025
Number of shares sold under previous ATM | shares			133,471,339								24,944,382
Total proceeds under previous ATM			$ 993,294,000								$ 216,415,000
New ATM capacity											$ 1,000,000,000
Grid Connection Agreement, Non-Refundable Connection Costs																$ 4,100,000
Grid Connection Agreement, Refundable Deposits																$ 26,900,000
Subsequent Events [Member] | Equity offerings at the market
Disclosure of non-adjusting events after reporting period [line items]
Shares issued under ATM Facility Facility (in shares) | shares												9,010,957
Shares issued under ATM Facility												$ 103,269,000
Subsequent Events [Member] | Mining Hardware | Miner Purchase Option With Bitmain
Disclosure of non-adjusting events after reporting period [line items]
Number of Bitmain miners purchased | Miners								39
Hashrate operating capacity of Bitmain miners								10.5
Purchase price of Bitmain S21 XP miners (Per Terahash)								21.5
Contract cost								$ 226,395,000
Subsequent Events [Member] | Mining Assets, S19jPro
Disclosure of non-adjusting events after reporting period [line items]
Disposals, property, plant and equipment. Number of Miners | miner	6,000						54,080		48,000
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners									$ 9,600,000
Subsequent Events [Member] | Mining Assets, S19jPro | Assets and liabilities classified as held for sale [member]
Disclosure of non-adjusting events after reporting period [line items]
Impairment loss recognised in profit or loss, property, plant and equipment										$ 8,902,000
Major purchases of assets [member]
Disclosure of non-adjusting events after reporting period [line items]
S21 Pro - Option exercised				48,030
S21 Pros capacity - Option exercised				11.2
S21 XP - Option exercised				30,000
S21 XP capacity - Option exercised				8.1
Bitmain contract - Option exercised				$ 411,350,000
S21 XP upgrade capacity		2.4
S21 XP upgrade		$ 35,840,000